Unaudited Interim Condensed Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current Assets:
Cash and cash equivalents	$ 14,154	$ 23,749
Deposits	5,020
Other accounts receivable	195	639
Restricted cash	67	120
Total current assets	19,436	24,508
Non-Current Assets:
Right of use assets, net	1,101	1,160
Property, plant and equipment, net	208	202
Total non-current assets	1,309	1,362
Total Assets	20,745	25,870
Current Liabilities:
Trade accounts payables	50	93
Other accounts payable	1,114	725
Lease liabilities	309	281
Financial Liabilities at fair value	439	3,215
Total current liabilities	1,912	4,314
Non-Current Liabilities:
Lease liabilities	787	900
Loan from the Israeli Innovation Authority	293	302
Total non- current liabilities	1,080	1,202
Shareholders’ Equity:
Share capital and additional paid-in capital	52,042	48,935
Foreign exchange reserve	(2,025)	210
Accumulated deficit	(32,264)	(28,791)
Total deficit	17,753	20,354
Total Liabilities and Shareholders’ Equity	$ 20,745	$ 25,870